Stockholders' Equity: Schedule of Preferred Stock Option Activity (Tables)	3 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Preferred Stock Option Activity

	Number of Options	Weighted Average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2012, Class M Preferred	37,299	$1.0493	6.47 years
Conversion of Class M Preferred options to common stock options	3,682,617
Outstanding at June 30, 2013, common stock	3,719,916	1.0490	5.98 years